John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 6/30/2021

Fund’s investments
As of 6-30-21 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,120,208,923
(Cost $775,606,140)
Canada 8.4%		96,277,752
BCE, Inc.	233,038	11,492,105
Fortis, Inc.	175,860	7,784,316
Great-West Lifeco, Inc.	327,304	9,721,953
Nutrien, Ltd.	337,813	20,474,846
Restaurant Brands International, Inc.	221,888	14,298,463
Rogers Communications, Inc., Class B	126,718	6,736,622
Royal Bank of Canada	145,881	14,779,925
TELUS Corp. (A)	490,022	10,989,522
France 5.0%		56,993,596
AXA SA	440,425	11,183,397
Danone SA	85,921	6,044,954
Orange SA	874,357	9,978,828
Sanofi	136,918	14,384,928
TotalEnergies SE	339,976	15,401,489
Germany 8.2%		93,508,231
Allianz SE	76,649	19,128,248
BASF SE	163,807	12,930,858
Bayer AG	101,961	6,198,729
Deutsche Post AG	221,294	15,071,132
Deutsche Telekom AG	667,321	14,113,811
Muenchener Rueckversicherungs-Gesellschaft AG	61,266	16,790,570
Siemens AG	58,414	9,274,883
Ireland 0.9%		9,750,536
Medtronic PLC	78,551	9,750,536
Italy 3.0%		34,227,721
Assicurazioni Generali SpA	540,253	10,846,475
Snam SpA (A)	2,732,173	15,804,917
Terna SpA	1,015,911	7,576,329
Japan 2.4%		27,641,305
Takeda Pharmaceutical Company, Ltd.	418,200	14,035,032
Tokio Marine Holdings, Inc.	148,700	6,849,163
Toyota Motor Corp.	77,300	6,757,110
Norway 1.4%		16,407,875
Orkla ASA	606,703	6,182,998
Telenor ASA	606,276	10,224,877
Singapore 0.6%		7,207,805
Singapore Exchange, Ltd.	865,400	7,207,805
South Korea 1.6%		18,084,619
Samsung Electronics Company, Ltd., GDR (B)	10,139	18,084,619
Spain 0.5%		6,143,584
Industria de Diseno Textil SA	174,006	6,143,584
Switzerland 2.0%		22,592,648
Nestle SA	49,686	6,193,215
Novartis AG	111,265	10,150,326
Roche Holding AG	16,583	6,249,107
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan 1.3%		$15,040,788
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	125,173	15,040,788
United Kingdom 7.8%		90,048,590
AstraZeneca PLC, ADR (A)	164,425	9,849,058
BAE Systems PLC	2,144,014	15,492,669
British American Tobacco PLC	371,810	14,435,721
British American Tobacco PLC, ADR	107,865	4,240,173
Coca-Cola Europacific Partners PLC	112,501	6,673,559
GlaxoSmithKline PLC	579,505	11,392,529
Linde PLC	21,017	6,076,015
National Grid PLC	664,499	8,452,197
Unilever PLC	229,948	13,436,669
United States 54.5%		626,283,873
AbbVie, Inc.	172,461	19,426,007
Altria Group, Inc.	253,128	12,069,143
Ameren Corp.	76,649	6,134,986
American Electric Power Company, Inc.	96,739	8,183,152
American Tower Corp.	23,489	6,345,318
Amgen, Inc.	27,507	6,704,831
Analog Devices, Inc.	105,084	18,091,261
Apple, Inc.	81,594	11,175,114
AT&T, Inc.	258,382	7,436,234
BlackRock, Inc.	8,963	7,842,356
Broadcom, Inc.	39,907	19,029,254
Chevron Corp.	91,485	9,582,139
Cisco Systems, Inc.	293,925	15,578,025
Dominion Energy, Inc.	125,482	9,231,711
Dow, Inc.	143,717	9,094,412
Duke Energy Corp.	61,196	6,041,269
Eaton Corp. PLC	49,760	7,373,437
Emerson Electric Company	145,263	13,980,111
Entergy Corp.	99,520	9,922,144
Enterprise Products Partners LP	519,237	12,529,189
Evergy, Inc.	153,917	9,301,204
Hanesbrands, Inc.	372,429	6,953,249
Hasbro, Inc.	108,483	10,253,813
IBM Corp.	125,173	18,349,110
Intel Corp.	129,312	7,259,576
Iron Mountain, Inc.	399,318	16,899,138
Johnson & Johnson	50,996	8,401,081
JPMorgan Chase & Co.	72,940	11,345,088
Kimberly-Clark Corp.	80,667	10,791,631
KLA Corp.	42,961	13,928,386
Las Vegas Sands Corp. (C)	111,302	5,864,502
Lazard, Ltd., Class A	225,621	10,209,350
Leggett & Platt, Inc.	153,607	7,958,379
Lockheed Martin Corp.	19,780	7,483,763
LyondellBasell Industries NV, Class A	86,848	8,934,054
Magellan Midstream Partners LP	191,932	9,387,394
McDonald’s Corp.	30,289	6,996,456
Merck & Company, Inc.	153,607	11,946,016
MetLife, Inc.	264,872	15,852,589
Microsoft Corp.	80,358	21,768,985
MSC Industrial Direct Company, Inc., Class A	92,721	8,319,855
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
NextEra Energy, Inc.	85,921	$6,296,291
Omnicom Group, Inc.	78,195	6,254,818
PepsiCo, Inc.	45,742	6,777,592
Pfizer, Inc.	280,326	10,977,566
Philip Morris International, Inc.	179,569	17,797,084
Phillips 66	90,248	7,745,083
Raytheon Technologies Corp.	76,649	6,538,926
T. Rowe Price Group, Inc.	33,689	6,669,411
Target Corp.	29,671	7,172,668
Texas Instruments, Inc.	70,777	13,610,417
The Coca-Cola Company	153,607	8,311,675
The Home Depot, Inc.	21,326	6,800,648
The PNC Financial Services Group, Inc.	38,634	7,369,822
The Procter & Gamble Company	46,478	6,271,277
Truist Financial Corp.	183,278	10,171,929
United Parcel Service, Inc., Class B	35,543	7,391,878
Vail Resorts, Inc. (C)	18,235	5,771,742
Verizon Communications, Inc.	221,912	12,433,729
Watsco, Inc.	30,907	8,859,182
WEC Energy Group, Inc.	67,068	5,965,699
Welltower, Inc.	82,704	6,872,702
WP Carey, Inc.	83,758	6,250,022

	Yield (%)	Shares	Value
Short-term investments 0.9%			$10,336,200
(Cost $10,330,023)
Short-term funds 0.9%			10,336,200
John Hancock Collateral Trust (D)	0.0324(E)	1,033,145	10,336,200

Total investments (Cost $785,936,163) 98.5%	$1,130,545,123
Other assets and liabilities, net 1.5%	17,762,436
Total net assets 100.0%	$1,148,307,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-21. The value of securities on loan amounted to $10,231,517.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 6-30-21:
Information technology	15.0%
Financials	14.4%
Health care	12.1%
Consumer staples	10.4%
Utilities	8.8%
Industrials	8.7%
Communication services	7.8%
Consumer discretionary	7.4%
Materials	5.0%
Energy	4.8%
Real estate	3.2%
Short-term investments and other	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$96,277,752	$96,277,752	—	—
France	56,993,596	—	$56,993,596	—
Germany	93,508,231	—	93,508,231	—
Ireland	9,750,536	9,750,536	—	—
Italy	34,227,721	—	34,227,721	—
Japan	27,641,305	—	27,641,305	—
Norway	16,407,875	—	16,407,875	—
Singapore	7,207,805	—	7,207,805	—
South Korea	18,084,619	—	18,084,619	—
Spain	6,143,584	—	6,143,584	—
Switzerland	22,592,648	—	22,592,648	—
Taiwan	15,040,788	15,040,788	—	—
United Kingdom	90,048,590	26,838,805	63,209,785	—
United States	626,283,873	626,283,873	—	—
Short-term investments	10,336,200	10,336,200	—	—
Total investments in securities	$1,130,545,123	$784,527,954	$346,017,169	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,033,145	$7,654,844	$125,457,714	$(122,775,874)	$(460)	$(24)	$114,806	—	$10,336,200
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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